UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05385

Deutsche DWS Value Series, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2018

Semiannual Report

to Shareholders

DWS Mid Cap Value Fund

(formerly Deutsche Mid Cap Value Fund)

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets

18	Financial Highlights
24	Notes to Financial Statements
34	Information About Your Fund’s Expenses
36	Advisory Agreement Board Considerations and Fee Evaluation
41	Account Management Resources
43	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Mid Cap Value Fund

Letter to Shareholders

Dear Shareholder:

As you know, we as Deutsche Asset Management adopted our existing European brand, DWS, globally, earlier this year. In connection with that change, “DWS” will now replace “Deutsche” in most of our open-end mutual fund names, including share classes for certain money market funds which previously included the “Deutsche” in their names.

Building on more than 60 years of experience and a reputation for excellence in Germany and across Europe, DWS is known for the values that we see as core elements to our investors’ success: Excellence, Entrepreneurship, Sustainability and Integrity. We aim to demonstrate these qualities in all that we do.

Please remember that, as part of this name change, our website also has a new address: DWS.com. For your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. As always, we invite you to visit us online frequently to access the most current insights from our CIO, economists and investment specialists.

Thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions for many years to come.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Mid Cap Value Fund	|	3

Performance Summary	May 31, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/18
Unadjusted for Sales Charge	–2.28%	7.63%	9.57%	7.43%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–7.89%	1.44%	8.28%	6.79%
Russell Midcap® Value Index†	0.27%	8.32%	10.83%	8.95%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		5.59%	10.10%	8.15%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–0.48%	8.80%	7.51%
Russell Midcap® Value Index†		6.50%	11.11%	9.81%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/18
Unadjusted for Sales Charge	–2.64%	6.79%	8.75%	6.64%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–3.59%	6.79%	8.75%	6.64%
Russell Midcap® Value Index†	0.27%	8.32%	10.83%	8.95%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		4.83%	9.29%	7.36%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		4.83%	9.29%	7.36%
Russell Midcap® Value Index†		6.50%	11.11%	9.81%

Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/18
No Sales Charges	–2.43%	7.31%	9.29%	7.16%
Russell Midcap® Value Index†	0.27%	8.32%	10.83%	8.95%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		5.33%	9.84%	7.88%
Russell Midcap® Value Index†		6.50%	11.11%	9.81%

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 5/31/18
No Sales Charges		–2.10%	8.00%	6.32%
Russell Midcap® Value Index†		0.27%	8.32%	7.69%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges			6.02%	6.37%
Russell Midcap® Value Index†			6.50%	7.59%

4	|	DWS Mid Cap Value Fund

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/18
No Sales Charges	–2.18%	7.85%	9.84%	7.71%
Russell Midcap® Value Index†	0.27%	8.32%	10.83%	8.95%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		5.87%	10.37%	8.43%
Russell Midcap® Value Index†		6.50%	11.11%	9.81%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/18
No Sales Charges	–2.15%	7.88%	9.86%	7.75%
Russell Midcap® Value Index†	0.27%	8.32%	10.83%	8.95%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		5.90%	10.40%	8.47%
Russell Midcap® Value Index†		6.50%	11.11%	9.81%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2018 are 1.24%, 1.99%, 1.59%, 0.88%, 1.01%, and 0.98% for Class A, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The returns for Class R shares for periods prior to inception on March 1, 2011 are derived from the historical performance of Class A shares of DWS Mid Cap Value Fund during such periods and have been adjusted to reflect higher total annual operating expenses of Class R. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Mid Cap Value Fund	|	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on August 25, 2014.

†	Russell Midcap Value Index is an unmanaged index measuring the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
5/31/18	$18.20	$17.71	$18.17	$18.17	$18.18	$18.19
11/30/17	$19.23	$18.69	$19.18	$19.24	$19.24	$19.25
Distribution Information as of 5/31/18
Income Dividends, Six Months	$.11	$—	$.06	$.18	$.16	$.16
Capital Gain Distributions, Six Months	$.50	$.50	$.50	$.50	$.50	$.50

6	|	DWS Mid Cap Value Fund

Portfolio Management Team

Richard Hanlon, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2015.

–	Joined DWS in 2013 with 23 years of industry experience. Previously, he founded Glenville Capital Management, where he served as Managing Partner. Prior to that, he worked as a Partner and Co-Head of the Equity Group at Silvercrest Asset Management Group. Before joining Silvercrest, he was Director of Research and a portfolio manager at DLJ Asset Management.

–	BA in Economics, University at Albany, State University of New York.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	5/31/18	11/30/17
Common Stocks	92%	95%
Cash Equivalents	5%	2%
Exchange-Traded Funds	3%	3%
	100%	100%

Sector Diversification (As a % of Common Stocks)	5/31/18	11/30/17
Financials	20%	20%
Industrials	15%	15%
Information Technology	11%	13%
Consumer Discretionary	10%	7%
Health Care	9%	6%
Energy	8%	8%
Real Estate	8%	10%
Materials	7%	7%
Utilities	6%	9%
Consumer Staples	5%	5%
Telecommunication Services	1%	—
	100%	100%

DWS Mid Cap Value Fund	|	7

Ten Largest Equity Holdings at May 31, 2018 (20.0% of Net Assets)		Percent
1	Sterling Bancorp.	2.2%
	Provides full range of depository and cash management services
2	Celanese Corp.	2.2%
	Processor of chemical raw materials
3	Stanley Black & Decker, Inc.	2.1%
	Supplier of tools and solutions for professional, industrial and construction
4	SunTrust Banks, Inc.	2.0%
	Provides a wide range of financial services such as credit cards, mortgage banking, insurance
5	AerCap Holdings NV	2.0%
	An aircraft leasing company providing aircraft asset management services, monitoring aircraft maintenance and enforcing contract compliance
6	Lazard Ltd.	2.0%
	Provides domestic and international financial advisory services
7	Crane Co.	2.0%
	Manufactures engineered industrial products
8	Centene Corp.	1.9%
	Multi-line healthcare organization that provides Medicaid and Medicaid-related programs
9	Motorola Solutions, Inc.	1.8%
	Provides data communications and telecommunications equipment
10	Gaming and Leisure Properties, Inc.	1.8%
	Owns and leases casinos

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 41 for contact information.

8	|	DWS Mid Cap Value Fund

Investment Portfolio	as of May 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 91.7%
Consumer Discretionary 9.5%
Auto Components 1.3%
Visteon Corp.*	29,301	3,661,453
Hotels, Restaurants & Leisure 2.8%
Hilton Worldwide Holdings, Inc.	48,148	3,886,025
Norwegian Cruise Line Holdings Ltd.*	79,615	4,167,049

		8,053,074
Household Durables 1.7%
PulteGroup, Inc.	158,295	4,788,424
Specialty Retail 1.6%
Best Buy Co., Inc.	28,116	1,918,917
Ross Stores, Inc.	34,600	2,729,248

		4,648,165
Textiles, Apparel & Luxury Goods 2.1%
Carter’s, Inc.	41,109	4,481,292
PVH Corp.	8,979	1,436,640

		5,917,932

Consumer Staples 4.5%
Food & Staples Retailing 1.6%
U.S. Foods Holding Corp.*	129,339	4,614,816
Food Products 2.2%
Lamb Weston Holdings, Inc.	44,148	2,814,435
Pinnacle Foods, Inc.	55,099	3,523,030

		6,337,465
Household Products 0.7%
Energizer Holdings, Inc.	32,249	1,958,804

Energy 8.0%
Energy Equipment & Services 1.5%
Baker Hughes a GE Co.	79,700	2,756,823
Patterson-UTI Energy, Inc.	64,900	1,342,132

		4,098,955
Oil, Gas & Consumable Fuels 6.5%
Concho Resources, Inc.*	18,600	2,553,966
Devon Energy Corp.	53,300	2,215,681
EQT Corp.	28,300	1,458,582
Marathon Oil Corp.	167,100	3,580,953
Marathon Petroleum Corp.	55,100	4,354,553

The accompanying notes are an integral part of the financial statements.

DWS Mid Cap Value Fund	|	9

	Shares	Value ($)
Parsley Energy, Inc. “A”*	74,499	2,196,231
Williams Companies, Inc.	81,400	2,186,404

		18,546,370

Financials 18.3%
Banks 7.8%
East West Bancorp., Inc.	28,700	1,994,076
Huntington Bancshares, Inc.	282,900	4,206,723
KeyCorp	188,560	3,665,607
Sterling Bancorp.	260,382	6,392,378
SunTrust Banks, Inc.	86,320	5,827,463

		22,086,247
Capital Markets 3.4%
E*TRADE Financial Corp.*	65,800	4,168,430
Lazard Ltd. “A”	109,421	5,628,616

		9,797,046
Consumer Finance 1.6%
Synchrony Financial	135,653	4,697,663
Insurance 5.5%
American Financial Group, Inc.	38,741	4,256,861
Hartford Financial Services Group, Inc.	90,803	4,751,721
Reinsurance Group of America, Inc.	22,784	3,404,841
Torchmark Corp.	37,300	3,164,159

		15,577,582

Health Care 8.1%
Health Care Equipment & Supplies 1.3%
DENTSPLY SIRONA, Inc.	86,317	3,781,548
Health Care Providers & Services 5.6%
Cardinal Health, Inc.	72,714	3,787,672
Centene Corp.*	45,555	5,337,224
Encompass Health Corp.	63,702	4,124,704
Quest Diagnostics, Inc.	25,400	2,705,862

		15,955,462
Pharmaceuticals 1.2%
Mylan NV*	87,084	3,349,251

Industrials 13.5%
Building Products 1.4%
Masco Corp.	104,300	3,887,261
Electrical Equipment 1.0%
Hubbell, Inc.	27,600	2,972,244
Industrial Conglomerates 1.1%
Carlisle Companies, Inc.	29,069	3,121,720

The accompanying notes are an integral part of the financial statements.

10	|	DWS Mid Cap Value Fund

	Shares	Value ($)
Machinery 6.5%
Crane Co.	67,434	5,604,440
Cummins, Inc.	17,500	2,491,825
Parker-Hannifin Corp.	25,656	4,384,610
Stanley Black & Decker, Inc.	42,118	5,864,510

		18,345,385
Professional Services 1.5%
ManpowerGroup, Inc.	47,256	4,253,040
Trading Companies & Distributors 2.0%
AerCap Holdings NV*	103,194	5,707,660

Information Technology 9.8%
Communications Equipment 3.2%
Harris Corp.	27,513	4,139,881
Motorola Solutions, Inc.	47,107	5,056,466

		9,196,347
Electronic Equipment, Instruments & Components 1.4%
Dolby Laboratories, Inc. “A”	44,779	2,812,121
Keysight Technologies, Inc.*	20,711	1,216,564

		4,028,685
Internet Software & Services 3.0%
Akamai Technologies, Inc.*	55,573	4,189,093
LogMeIn, Inc.	39,896	4,304,778

		8,493,871
IT Services 1.1%
Amdocs Ltd.	45,890	3,095,739
Technology Hardware, Storage & Peripherals 1.1%
Western Digital Corp.	35,800	2,989,658

Materials 6.7%
Chemicals 3.4%
Celanese Corp. “A”	54,431	6,146,348
Valvoline, Inc.	168,245	3,438,928

		9,585,276
Containers & Packaging 2.1%
Crown Holdings, Inc.*	76,100	3,298,174
WestRock Co.	45,629	2,686,636

		5,984,810
Metals & Mining 1.2%
Steel Dynamics, Inc.	71,814	3,549,766

Real Estate 7.3%
Equity Real Estate Investment Trusts (REITs)
Essex Property Trust, Inc.	12,068	2,884,614
Gaming and Leisure Properties, Inc.	143,193	5,026,074

The accompanying notes are an integral part of the financial statements.

DWS Mid Cap Value Fund	|	11

	Shares	Value ($)
Highwoods Properties, Inc.	92,567	4,427,480
Prologis, Inc.	68,800	4,427,280
Weyerhaeuser Co.	106,400	3,971,912

		20,737,360

Telecommunication Services 0.6%
Diversified Telecommunication Services
CenturyLink, Inc.	89,200	1,625,224

Utilities 5.4%
Electric Utilities 1.2%
Xcel Energy, Inc.	75,483	3,435,986
Multi-Utilities 4.2%
DTE Energy Co.	36,672	3,756,313
Sempra Energy	41,562	4,427,600
WEC Energy Group, Inc.	56,852	3,590,204

		11,774,117
Total Common Stocks (Cost $232,917,292)		260,654,406

Exchange-Traded Fund 3.1%
iShares Russell Mid-Cap Value ETF (a) (Cost $8,684,605)	101,037	8,874,080

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b) (c) (Cost $18,100)	18,100	18,100

Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 1.78% (b) (Cost $12,771,469)	12,771,469	12,771,469

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $254,391,466)	99.3	282,318,055
Other Assets and Liabilities, Net	0.7	2,012,752

Net Assets	100.0	284,330,807

The accompanying notes are an integral part of the financial statements.

12	|	DWS Mid Cap Value Fund

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 are as follows:

Value ($) at 11/30/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b) (c)
—	18,100	—	—	—	15	—	18,100	18,100
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 1.78% (b)
8,093,060	73,708,696	69,030,287	—	—	55,810	—	12,771,469	12,771,469
8,093,060	73,726,796	69,030,287	—	—	55,825	—	12,789,569	12,789,569

*	Non-income producing security.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $17,566, which is 0.01% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended May 31, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$260,654,406	$—	$—	$260,654,406
Exchange-Traded Fund	8,874,080	—	—	8,874,080
Short-Term Investments (d)	12,789,569	—	—	12,789,569
Total	$282,318,055	$—	$—	$282,318,055

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Mid Cap Value Fund	|	13

Statement of Assets and Liabilities

As of May 31, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $241,601,897) — including $17,566 of securities loaned	$269,528,486
Investment in DWS Government & Agency Securities Portfolio (cost $18,100)*	18,100
Investment in DWS Central Cash Management Government Fund (cost $12,771,469)	12,771,469
Cash	10,000
Receivable for investments sold	11,930,720
Receivable for Fund shares sold	173,793
Dividends receivable	431,385
Interest receivable	9,778
Other assets	37,903
Total assets	294,911,634

Liabilities
Payable upon return of securities loaned	18,100
Payable for investments purchased	9,405,311
Payable for Fund shares redeemed	705,773
Accrued management fee	165,255
Accrued Directors’ fees	5,085
Other accrued expenses and payables	281,303
Total liabilities	10,580,827
Net assets, at value	$284,330,807

Net Assets Consist of
Undistributed net investment income	430,728
Net unrealized appreciation (depreciation) on investments	27,926,589
Accumulated net realized gain (loss)	28,872,833
Paid-in capital	227,100,657
Net assets, at value	$284,330,807

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

14	|	DWS Mid Cap Value Fund

Statement of Assets and Liabilities as of May 31, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($47,364,222 ÷ 2,603,073 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$18.20
Maximum offering price per share (100 ÷ 94.25 of $18.20)	$19.31
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($17,318,457 ÷ 978,069 shares of capital stock outstanding, Net Asset Value, $.01 par value, 75,000,000 shares authorized)	$17.71
Class R
Net Asset Value, offering and redemption price per share ($42,929,901 ÷ 2,362,443 shares of capital stock outstanding, Net Asset Value, $.01 par value, 100,000,000 shares authorized)	$18.17
Class R6
Net Asset Value, offering and redemption price per share ($1,115,362 ÷ 61,397 shares of capital stock outstanding, Net Asset Value, $.01 par value, 50,000,000 shares authorized)	$18.17
Class S
Net Asset Value, offering and redemption price per share ($146,526,531 ÷ 8,060,609 shares of capital stock outstanding, Net Asset Value, $.01 par value, 75,000,000 shares authorized)	$18.18
Institutional Class
Net Asset Value, offering and redemption price per share ($29,076,334 ÷ 1,598,769 shares of capital stock outstanding, Net Asset Value, $.01 par value, 75,000,000 shares authorized)	$18.19

The accompanying notes are an integral part of the financial statements.

DWS Mid Cap Value Fund	|	15

Statement of Operations

For the six months ended May 31, 2018 (Unaudited)

Investment Income
Income:
Dividends	$2,598,778
Income distributions — DWS Central Cash Management Government Fund	55,810
Securities lending income, net of borrower rebates	15
Total income	2,654,603
Expenses:
Management fee	1,134,447
Services to shareholders	279,020
Distribution and service fees	277,847
Custodian and accounting fees	25,768
Professional fees	41,875
Reports to shareholders	22,557
Registration fees	37,312
Directors’ fees and expenses	6,152
Other	13,459
Total expenses before expense reductions	1,838,437
Expense reductions	(52,552)
Total expenses after expense reductions	1,785,885
Net investment income	868,718

Realized and Unrealized Gain (loss)
Net realized gain (loss) from investments	31,479,433
Change in net unrealized appreciation (depreciation) on investments	(39,140,923)
Net gain (loss)	(7,661,490)
Net increase (decrease) in net assets resulting from operations	$(6,792,772)

The accompanying notes are an integral part of the financial statements.

16	|	DWS Mid Cap Value Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017

Operations:
Net investment income	$868,718	$3,116,694
Net realized gain (loss)	31,479,433	7,698,792
Change in net unrealized appreciation (depreciation)	(39,140,923)	30,918,797
Net increase (decrease) in net assets resulting from operations	(6,792,772)	41,734,283
Distributions to shareholders from:
Net investment income:
Class A	(392,541)	(805,396)
Class C	—	(37,372)
Class R	(127,559)	(160,947)
Class R6	(10,588)	(14,936)
Class S	(1,326,000)	(1,893,743)
Institutional Class	(201,359)	(394,213)
Net realized gains:
Class A	(1,832,227)	(3,502,996)
Class C	(562,748)	(1,106,394)
Class R	(1,086,319)	(1,038,490)
Class R6	(29,308)	(47,044)
Class S	(4,262,812)	(6,608,864)
Institutional Class	(623,664)	(1,338,614)
Total distributions	(10,455,125)	(16,949,009)
Fund share transactions:
Proceeds from shares sold	25,479,111	101,589,134
Reinvestment of distributions	10,110,117	16,415,912
Payments for shares redeemed	(58,425,745)	(165,850,529)
Net increase (decrease) in net assets from Fund share transactions	(22,836,517)	(47,845,483)
Increase (decrease) in net assets	(40,084,414)	(23,060,209)
Net assets at beginning of period	324,415,221	347,475,430
Net assets at end of period (including undistributed net investment income of $430,728 and $1,620,057, respectively)	$284,330,807	$324,415,221

The accompanying notes are an integral part of the financial statements.

DWS Mid Cap Value Fund	|	17

Financial Highlights

	Six Months Ended 5/31/18		Years Ended November 30,
Class A	(Unaudited)		2017	2016	2015		2014		2013

Selected Per Share Data
Net asset value, beginning of period	$19.23		$17.79	$18.42	$17.96		$15.80		$11.87
Income (loss) from investment operations:
Net investment income (loss)[a]	.05		.16	.11	.03		.00	***	.10
Net realized and unrealized gain (loss)	(.47)		2.14	.61	1.12		2.26		3.96
Total from investment operations	(.42)		2.30	.72	1.15		2.26		4.06
Less distributions from:
Net investment income	(.11)		(.16)	(.01)	(.00	)***	(.10)		(.13)
Net realized gain	(.50)		(.70)	(1.34)	(.69)		—		—
Total distributions	(.61)		(.86)	(1.35)	(.69)		(.10)		(.13)
Net asset value, end of period	$18.20		$19.23	$17.79	$18.42		$17.96		$15.80
Total Return (%)[b]	(2.28	)c**	13.45	4.80 [c]	6.67	[c]	14.38	[c]	34.54 [c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47		72	90	78		54		50
Ratio of expenses before expense reductions (%)	1.26	*	1.24	1.23	1.25		1.28		1.31
Ratio of expenses after expense reductions (%)	1.24	*	1.24	1.22	1.22		1.24		1.22
Ratio of net investment income (loss) (%)	.50	*	.88	.69	.19		.01		.68
Portfolio turnover rate (%)	63	**	43	62	34		34		98

[a]	Based on average shares outstanding during period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

18	|	DWS Mid Cap Value Fund

	Six Months Ended 5/31/18		Years Ended November 30,
Class C	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$18.69		$17.31	$18.06	$17.75	$15.67	$11.77
Income (loss) from investment operations:
Net investment income (loss)[a]	(.02)		.02	.01	(.10)	(.12)	(.01)
Net realized and unrealized gain (loss)	(.46)		2.08	.58	1.10	2.23	3.95
Total from investment operations	(.48)		2.10	.59	1.00	2.11	3.94
Less distributions from:
Net investment income	—		(.02)	—	—	(.03)	(.04)
Net realized gain	(.50)		(.70)	(1.34)	(.69)	—	—
Total distributions	(.50)		(.72)	(1.34)	(.69)	(.03)	(.04)
Net asset value, end of period	$17.71		$18.69	$17.31	$18.06	$17.75	$15.67
Total Return (%)[b,c]	(2.64	)**	12.62	4.04	5.87	13.48	33.57

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17		21	27	26	19	17
Ratio of expenses before expense reductions (%)	2.01	*	1.99	2.00	2.00	2.04	2.06
Ratio of expenses after expense reductions (%)	1.99	*	1.99	1.99	1.97	1.99	1.97
Ratio of net investment income (loss) (%)	(.25	)*	.12	.08	(.57)	(.74)	(.07)
Portfolio turnover rate (%)	63	**	43	62	34	34	98

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Mid Cap Value Fund	|	19

	Six Months Ended 5/31/18		Years Ended November 30,
Class R	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$19.18		$17.74	$18.40	$17.98	$15.82	$11.87
Income (loss) from investment operations:
Net investment income (loss)[a]	.02		.11	.08	(.01)	(.03)	.05
Net realized and unrealized gain (loss)	(.47)		2.14	.60	1.12	2.25	3.99
Total from investment operations	(.45)		2.25	.68	1.11	2.22	4.04
Less distributions from:
Net investment income	(.06)		(.11)	—	—	(.06)	(.09)
Net realized gain	(.50)		(.70)	(1.34)	(.69)	—	—
Total distributions	(.56)		(.81)	(1.34)	(.69)	(.06)	(.09)
Net asset value, end of period	$18.17		$19.18	$17.74	$18.40	$17.98	$15.82
Total Return (%)[b]	(2.43	)**	13.21	4.49	6.42	14.08	34.30

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43		41	26	18	12	1
Ratio of expenses before expense reductions (%)	1.59	*	1.59	1.59	1.64	1.59	1.61
Ratio of expenses after expense reductions (%)	1.49	*	1.50	1.50	1.47	1.48	1.47
Ratio of net investment income (loss) (%)	.25	*	.62	.48	(.06)	(.15)	.35
Portfolio turnover rate (%)	63	**	43	62	34	34	98

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

20	|	DWS Mid Cap Value Fund

	Six Months Ended 5/31/18		Years Ended November 30,			Period Ended
Class R6	(Unaudited)		2017	2016	2015	11/30/14[a]

Selected Per Share Data
Net asset value, beginning of period	$19.24		$17.80	$18.41	$17.97	$17.89
Income (loss) from investment operations:
Net investment income (loss)[b]	.08		.22	.20	.09	.02
Net realized and unrealized gain (loss)	(.47)		2.14	.59	1.10	.06
Total from investment operations	(.39)		2.36	.79	1.19	.08
Less distributions from:
Net investment income	(.18)		(.22)	(.06)	(.06)	—
Net realized gain	(.50)		(.70)	(1.34)	(.69)	—
Total distributions	(.68)		(.92)	(1.40)	(.75)	—
Net asset value, end of period	$18.17		$19.24	$17.80	$18.41	$17.97
Total Return (%)	(2.10	)**	13.91	5.15	6.94 [c]	.45	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	1	.20	.01
Ratio of expenses before expense reductions (%)	.89	*	.88	.88	.97	.91	*
Ratio of expenses after expense reductions (%)	.89	*	.88	.88	.97	.91	*
Ratio of net investment income (loss) (%)	.85	*	1.23	1.19	.51	.33	*
Portfolio turnover rate (%)	63	**	43	62	34	34	[d]

[a]	For the period from August 25, 2014 (commencement of operations) to November 30, 2014.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2014.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Mid Cap Value Fund	|	21

	Six Months Ended 5/31/18		Years Ended November 30,
Class S	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$19.24		$17.80	$18.43	$17.97	$15.81	$11.87
Income (loss) from investment operations:
Net investment income (loss)[a]	.07		.20	.17	.08	.04	.13
Net realized and unrealized gain (loss)	(.47)		2.14	.60	1.12	2.26	3.97
Total from investment operations	(.40)		2.34	.77	1.20	2.30	4.10
Less distributions from:
Net investment income	(.16)		(.20)	(.06)	(.05)	(.14)	(.16)
Net realized gain	(.50)		(.70)	(1.34)	(.69)	—	—
Total distributions	(.66)		(.90)	(1.40)	(.74)	(.14)	(.16)
Net asset value, end of period	$18.18		$19.24	$17.80	$18.43	$17.97	$15.81
Total Return (%)[b]	(2.18	)**	13.77	5.03	6.94	14.65	34.95

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	147		165	170	175	135	136
Ratio of expenses before expense reductions (%)	1.02	*	1.01	1.02	1.02	1.05	1.08
Ratio of expenses after expense reductions (%)	.99	*	1.00	1.00	.97	.99	.97
Ratio of net investment income (loss) (%)	.75	*	1.10	1.01	.44	.26	.96
Portfolio turnover rate (%)	63	**	43	62	34	34	98

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

22	|	DWS Mid Cap Value Fund

	Six Months Ended 5/31/18		Years Ended November 30,
Institutional Class	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$19.25		$17.81	$18.44	$17.97	$15.81	$11.89
Income (loss) from investment operations:
Net investment income (loss)[a]	.07		.21	.15	.10	.04	.13
Net realized and unrealized gain (loss)	(.47)		2.14	.62	1.11	2.26	3.96
Total from investment operations	(.40)		2.35	.77	1.21	2.30	4.09
Less distributions from:
Net investment income	(.16)		(.21)	(.06)	(.05)	(.14)	(.17)
Net realized gain	(.50)		(.70)	(1.34)	(.69)	—	—
Total distributions	(.66)		(.91)	(1.40)	(.74)	(.14)	(.17)
Net asset value, end of period	$18.19		$19.25	$17.81	$18.44	$17.97	$15.81
Total Return (%)	(2.15	)**	13.79	5.02 [b]	7.00	14.65 [b]	34.89 [b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29		24	34	29	7	7
Ratio of expenses before expense reductions (%)	.98	*	.98	.97	.96	1.00	.98
Ratio of expenses after expense reductions (%)	.98	*	.98	.97	.96	.99	.96
Ratio of net investment income (loss) (%)	.76	*	1.15	.92	.54	.26	.99
Portfolio turnover rate (%)	63	**	43	62	34	34	98

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Mid Cap Value Fund	|	23

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Mid Cap Value Fund (formerly Deutsche Mid Cap Value Fund) (the “Fund”) is a diversified series of Deutsche DWS Value Series, Inc. (formerly Deutsche Value Series, Inc.) (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2

24	|	DWS Mid Cap Value Fund

includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETF’s are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

DWS Mid Cap Value Fund	|	25

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended May 31, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of May 31, 2018 the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of May 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2018, the Fund had securities on loan, which were classified as exchange-traded fund in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at

26	|	DWS Mid Cap Value Fund

period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

From November 1, 2017 through November 30, 2017, the Fund elects to defer qualified late year losses of approximately $1,184,000 of net long-term realized capital losses and $776,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending November 30, 2018.

At November 30, 2017, the aggregate cost of investments for federal income tax purposes was $259,759,194. The net unrealized depreciation for all investments based on tax cost was $66,421,474. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $74,544,311 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $8,122,837.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

DWS Mid Cap Value Fund	|	27

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended May 31, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $188,198,743 and $228,932,867, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other

28	|	DWS Mid Cap Value Fund

contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund’s average daily net assets	.750%
Next $250 million of such net assets	.720%
Next $2.0 billion of such net assets	.700%
Next $1.5 billion of such net assets	.680%
Over $4.0 billion of such assets	.660%

Accordingly, for the six months ended May 31, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.74% of the Fund’s average daily net assets.

For the period from December 1, 2017 through September 30, 2018 and February 28, 2019 for Class R and S shares, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.24%
Class C	1.99%
Class R	1.49%
Class R6	.94%
Class S	.99%
Institutional Class	.99%

For the six months ended May 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$6,610
Class C	1,575
Class R	20,762
Class S	23,605
$52,552

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder

DWS Mid Cap Value Fund	|	29

service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at May 31, 2018
Class A	$8,247	$6,370
Class C	1,759	1,108
Class R	546	227
Class R6	182	77
Class S	40,453	27,154
Institutional Class	119	119
	$51,306	$35,055

Pursuant to a fund accounting agreement, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. For the six months ended May 31, 2018, the amount charged to the Fund for accounting services under the fund accounting agreement aggregated $22,855, of which $3,683 is unpaid.

Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares, respectively. For the six months ended May 31, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at May 31, 2018
Class C	$72,073	$11,275
Class R	53,044	9,179
	$125,117	$20,454

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

30	|	DWS Mid Cap Value Fund

accounts the firms service. For the six months ended May 31, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at May 31, 2018	Annualized Rate
Class A	$75,692	$21,988	.24%
Class C	24,009	7,484	.25%
Class R	53,029	17,966	.25%
	$152,730	$47,438

Underwriting and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended May 31, 2018 aggregated $1,229.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended May 31, 2018, the CDSC for Class C shares aggregated $291. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended May 31, 2018, DDI received $17 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing pre-press and certain regulatory filing services to the Fund. For the six months ended May 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $9,100, of which $5,954 is unpaid.

Directors’ Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management

DWS Mid Cap Value Fund	|	31

fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2018.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended May 31, 2018		Year Ended November 30, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	201,098	$3,740,332	1,573,827	$27,921,735
Class C	25,731	467,989	167,618	2,903,966
Class R	221,092	4,102,014	814,651	14,445,019
Class R6	4,511	83,767	20,900	369,852
Class S	421,917	7,818,859	2,420,000	42,706,412
Institutional Class	511,811	9,266,150	742,404	13,242,150
		$25,479,111		$101,589,134

Shares issued to shareholders in reinvestment of distributions
Class A	109,921	$2,050,026	240,725	$4,162,137
Class C	28,697	522,573	60,845	1,030,112
Class R	65,122	1,213,878	69,372	1,199,436
Class R6	2,146	39,896	3,595	61,980
Class S	293,350	5,459,239	477,076	8,234,328
Institutional Class	44,281	824,505	100,053	1,727,919
		$10,110,117		$16,415,912

32	|	DWS Mid Cap Value Fund

	Six Months Ended May 31, 2018		Year Ended November 30, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(1,439,123)	$(26,456,812)	(3,121,757)	$(55,224,388)
Class C	(221,322)	(4,026,938)	(651,849)	(11,305,414)
Class R	(84,124)	(1,560,314)	(166,797)	(2,959,875)
Class R6	(3,608)	(66,308)	(33,226)	(607,004)
Class S	(1,212,712)	(22,450,498)	(3,888,149)	(69,208,551)
Institutional Class	(207,651)	(3,864,875)	(1,496,947)	(26,545,297)
		$(58,425,745)		$(165,850,529)

Net increase (decrease)
Class A	(1,128,104)	$(20,666,454)	(1,307,205)	$(23,140,516)
Class C	(166,894)	(3,036,376)	(423,386)	(7,371,336)
Class R	202,090	3,755,578	717,226	12,684,580
Class R6	3,049	57,355	(8,731)	(175,172)
Class S	(497,445)	(9,172,400)	(991,073)	(18,267,811)
Institutional Class	348,441	6,225,780	(654,490)	(11,575,228)
		$(22,836,517)		$(47,845,483)

F. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Mid Cap Value Fund was renamed DWS Mid Cap Value Fund.

DWS Mid Cap Value Fund	|	33

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class A, C, Class R and Class S; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2017 to May 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

34	|	DWS Mid Cap Value Fund

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/18	$977.20	$973.60	$975.70	$979.00	$978.20	$978.50
Expenses Paid per $1,000*	$6.11	$9.79	$7.34	$4.39	$4.88	$4.83

Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/18	$1,018.75	$1,015.01	$1,017.50	$1,020.49	$1,020.00	$1,020.04
Expenses Paid per $1,000*	$6.24	$10.00	$7.49	$4.48	$4.99	$4.94

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R	Class R6	Class S	Institutional Class
DWS Mid Cap Value Fund	1.24%	1.99%	1.49%	0.89%	0.99%	0.98%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS Mid Cap Value Fund	|	35

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors (hereinafter referred to as the “Board” or “Directors”) approved the renewal of Deutsche Mid Cap Value Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

36	|	DWS Mid Cap Value Fund

Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 4th quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve

DWS Mid Cap Value Fund	|	37

performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive.

The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA. from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund.

38	|	DWS Mid Cap Value Fund

The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this

DWS Mid Cap Value Fund	|	39

determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

40	|	DWS Mid Cap Value Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Mid Cap Value Fund	|	41

Investment Advisor

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	MIDVX	MIDZX	MIDTX	MIDIX
CUSIP Number	25159G 852	25159G 878	25159G 886	25159G 704
Fund Number	417	717	2117	1417

For shareholders of Class R and R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R		Class R6
Nasdaq Symbol	MIDQX		MIDUX
CUSIP Number	25159G 605		25159G 720
Fund Number	1517		1617

42	|	DWS Mid Cap Value Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Mid Cap Value Fund	|	43

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

—  open an account

—  give us your contact information

—  provide bank account information for ACH or wire transactions

—  tell us where to send money

—  seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates’ everyday business purposes

— information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

44	|	DWS Mid Cap Value Fund

DMCVF-3

(R-027912-7 7/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Value Fund, a series of Deutsche DWS Value Series, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/30/2018